Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Matters [Abstract]
Schedule of Actual Capital Amounts and Ratios
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2022
Total capital to risk-weighted assets
Consolidated	$536,549	13.62%	$315,059	8.00%	NA	NA
Independent Bank	480,886	12.22	314,733	8.00	$393,416	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$447,299	11.36%	$236,294	6.00%	NA	NA
Independent Bank	431,685	10.97	236,049	6.00	$314,733	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$408,863	10.38%	$177,221	4.50%	NA	NA
Independent Bank	431,685	10.97	177,037	4.50	$255,720	6.50%

Tier 1 capital to average assets
Consolidated	$447,299	8.86%	$201,875	4.00%	NA	NA
Independent Bank	431,685	8.56	201,820	4.00	$252,275	5.00%

2021
Total capital to risk-weighted assets
Consolidated	$488,495	14.53%	$268,991	8.00%	NA	NA
Independent Bank	438,352	13.05	268,808	8.00	$336,011	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$406,645	12.09%	$201,743	6.00%	NA	NA
Independent Bank	396,351	11.80	201,606	6.00	$268,808	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$368,277	10.95%	$151,307	4.50%	NA	NA
Independent Bank	396,351	11.80	151,205	4.50	$218,407	6.50%

Tier 1 capital to average assets
Consolidated	$406,645	8.79%	$185,034	4.00%	NA	NA
Independent Bank	396,351	8.57	185,077	4.00	$231,347	5.00%
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(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2022 and 2021.
NA - Not applicable

Components Of Regulatory Capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2022	2021	2022	2021
	(In thousands)
Total shareholders’ equity	$347,596	$398,484	$370,418	$426,558
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	86,966	(6,298)	86,966	(6,298)
Goodwill and other intangibles	(30,851)	(31,636)	(30,851)	(31,636)
CECL (1)	5,152	7,727	5,152	7,727
Common equity tier 1 capital	408,863	368,277	431,685	396,351
Qualifying trust preferred securities	38,436	38,368	—	—
Tier 1 capital	447,299	406,645	431,685	396,351
Subordinated debt	40,000	40,000	—	—
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	49,250	41,850	49,201	42,001
Total risk-based capital	$536,549	$488,495	$480,886	$438,352

(1)	We elected the three years CECL transition method for regulatory purposes.